OTHER INCOME AND EXPENSES, NET - Foot Note (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Chili and Ewave
Other Income and expense [Line Items]
Recognized other income (loss)	$ (3,039)
Genexus
Other Income and expense [Line Items]
Recognized other income (loss)	$ 1,025